Variable Interest and Securitization Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 953	$ 849
Commercial mortgage loan securitization entity required to be consolidated
Variable Interest Entity [Line Items]
Guarantor obligations, maximum exposure, undiscounted	39	40
Variable interest entity, consolidated, carrying amount, assets	65	91
Guarantor obligations paid	1	0
Commercial mortgage loan securitization entity two required to be consolidated
Variable Interest Entity [Line Items]
Variable interest entity, consolidated, carrying amount, assets	$ 278	$ 327